Note 14 - Stock Compensation Plan (Details) - Assumptions Used To Estimate Fair Value	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 14 - Stock Compensation Plan (Details) - Assumptions Used To Estimate Fair Value [Line Items]
Expected term (in years)	6 years 6 months	6 years 6 months
Minimum [Member]
Note 14 - Stock Compensation Plan (Details) - Assumptions Used To Estimate Fair Value [Line Items]
Expected volatility	140.74%	133.02%
Risk-free rate	0.98%	2.56%
Maximum [Member]
Note 14 - Stock Compensation Plan (Details) - Assumptions Used To Estimate Fair Value [Line Items]
Expected volatility	143.23%	136.30%
Risk-free rate	1.04%	2.87%